S000016653 [Member] Investment Objectives and Goals - Franklin Multi-Asset Defensive Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Multi-Asset Defensive Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks income as a primary objective
Objective, Secondary [Text Block]	and long-term growth of capital as a secondary objective.